Stockholders’ Equity (Deficit) (Details) - USD ($)			9 Months Ended		12 Months Ended
	Aug. 30, 2024	Mar. 13, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, shares authorized			2,000,000		2,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock authorized			300,000,000		300,000,000
Common stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Common stock, voting rights			one
Common stock, shares issued			2,850,000
Common stock, shares issued			117,340,914		69,800,000
Common stock, shares outstanding			117,340,914		69,800,000
Converted basis, percentage					20.00%
Share price (in Dollars per share)					$ 18
Gross proceeds (in Dollars)		$ 3,850,000	$ (419,499)
Other expenses (in Dollars)		522,867
Prefund purchase price (in Dollars per share)			$ 0.0001
Sale of units			Each Unit consists of (i) one share of Solidion Common Stock, (ii) two Series A warrants (“Series A Warrants”) each to purchase one share of Common Stock, and (iii) one Series B warrant (“Series B Warrants”) to purchase such number of shares of Common Stock as determined on the reset date (as defined in the Subscription Agreement), and in accordance with the terms therein.
Gross proceeds of deducting fees (in Dollars)	$ 4,000,000	3,850,000
Associated with the private placement (in Dollars)	380,001
Issuance of common stock (in Dollars)			$ 11,733		$ 6,980
Warrant [Member]
Stockholders’ Equity (Deficit) [Line Items]
Warrants outstanding					11,580,000
Public warrants, term			5 years		5 years
Private Warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Warrants outstanding					5,405,000
Public warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Warrants outstanding					6,175,000
Redemption of warrant price per share (in Dollars per share)					$ 0.01
Series A and B Warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Issuance of warrants (in Dollars)		260,803
Previously Reported [Member]
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, shares authorized					1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Gross proceeds (in Dollars)						$ 5,405,000
Class A Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares outstanding					123,500	123,500
Redemption of warrant common stock equal or exceed price per share (in Dollars per share)					$ 18
Class A Common Stock [Member] | Previously Reported [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock authorized					100,000,000	100,000,000
Common stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Common stock, voting rights					one
Common stock, shares outstanding					2,293,741	12,350,000
Common stock, shares issued					123,500	123,500
Common stock, shares outstanding					123,500	123,500
Issuance of common stock (in Dollars)					$ 12	$ 12
Class A Common Stock [Member] | Equity [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares issued					123,500	123,500
Class A Common Stock [Member] | Previously Reported [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares outstanding					2,293,741	12,350,000
Class B Common Stock [Member] | Previously Reported [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock authorized					10,000,000	10,000,000
Common stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Common stock, voting rights					one
Common stock, shares issued					3,087,500	3,087,500
Common stock, shares outstanding					3,087,500	3,087,500
Issuance of common stock (in Dollars)					$ 308	$ 308
Class B Common Stock [Member] | Founder Shares [Member]
Stockholders’ Equity (Deficit) [Line Items]
Founder shares, percentage					20.00%
Series C Preferred Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Issuance of common stock (in Dollars)	222,566
Over-Allotment Option [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares subject to forfeiture					75,000
Over-Allotment Option [Member] | Class B Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares outstanding					3,087,500
Shares subject to forfeiture					412,500
Over-Allotment Option [Member] | Class B Common Stock [Member] | Previously Reported [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares issued					3,087,500	3,087,500
Common stock, shares outstanding						3,087,500
Private Placement [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001
Common stock, shares issued			1
Gross proceeds (in Dollars)	$ 157,435
Issuance of private placement common stock (in Dollars)		$ 262,064
Prefunded units			5,133,332
Prefund purchase price (in Dollars per share)			$ 0.75
Gross proceeds of deducting fees (in Dollars)			$ 4,000,000
Number of unit issued			12,217,468
Number of unit issued price per share (in Dollars per share)			$ 0.3274